Provisions_Others (Details)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [Abstract]
Description of nature of obligation, other provisions	1) As of September 23, 2019, the Group temporarily suspended the won-payment business due to tightened U.S. sanctions on Iran while it was ongoing to settle trade transactions between Korea and Iran. In connection with these services, the Group is currently being investigated by US government agencies including US prosecutors (United States Attorney's Office and New York State Attorney General's Office) and Office of Foreign Assets Control as to whether the Group has violated United States laws by participating in prohibited transactions involving the following countries: Iran, Sudan, Syria and Cuba, which have been sanctioned by the US. 2) The Group recognized the provision of the estimated compensation amount related to the miss-selling of the Derivative Linked Fund (DLF) incurred during the current term and a fine is expected to be imposed by the Financial Supervisory Service as the best estimate for the expenditure required to meet its obligations at the end of the reporting period. The Group estimated such provision will be paid at the request of each counter party, and estimates all amount will be paid within 2020. On the other hand, the actual amount of compensation of the Group may change due to interest rate changes since the end of the reporting period